UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA               May 13, 2011
-----------------------    --------------------------    ------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:       $514,971
                                              (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP

                                                   Akre Capital Management, LLC
                                                             Form 13F
                                                            31-Mar-11

            COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                    TITLE OF                   VALUE     SHRS OR   SH/  PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER               CLASS       CUSIP      (x$1000)    PRN AMT   PRN  CALL DISCRETION  MGRS     SOLE   SHARED NONE
AEROPOSTALE                            COM         007865108     2,432     100,000  SH         SOLE      NONE     100,000
AMERICAN TOWER CORP                   CL A         029912201    71,978   1,389,005  SH         SOLE      NONE   1,389,005
ANNALY CAP MGMT INC                    COM         035710409     3,634     208,225  SH         SOLE      NONE     208,225
BECTON DICKINSON & CO                  COM         075887109     3,981      50,000  SH         SOLE      NONE      50,000
BERKSHIRE HATHAWAY INC DEL            CL A         084670108     8,771          70  SH         SOLE      NONE          70
BERKSHIRE HATHAWAY INC DEL          CL B NEW       084670702     7,465      89,260  SH         SOLE      NONE      89,260
CARMAX INC                             COM         143130102    15,853     493,848  SH         SOLE      NONE     493,848
CSX CORP                               COM         126408103     1,397      17,768  SH         SOLE      NONE      17,768
DOLLAR TREE INC                        COM         256746108    39,475     711,004  SH         SOLE      NONE     711,004
ENSTAR GROUP LIMITED                   SHS         G3075P101    45,832     458,868  SH         SOLE      NONE     458,868
ENTERPRISE PRODS PARTNERS L            COM         293792107       569      13,207  SH         SOLE      NONE      13,207
ENTERTAINMENT PPTYS TR           COM SH BEN INT    29380T105       247       5,265  SH         SOLE      NONE       5,265
EXXON MOBIL CORP                       COM         30231G102       213       2,528  SH         SOLE      NONE       2,528
FACTSET RESH SYS INC                   COM         303075105    16,112     153,845  SH         SOLE      NONE     153,845
HARTFORD FINL SVCS GROUP INC      DEP CONV PFD     416515708    19,617     753,045  SH         SOLE      NONE     753,045
KIMBERLY CLARK CORP                    COM         494368103     1,958      30,000  SH         SOLE      NONE      30,000
LAMAR ADVERTISING CO                  CL A         512815101    46,449   1,257,423  SH         SOLE      NONE   1,257,423
LPL INVT HLDGS INC                     COM         50213H100     3,525      98,450  SH         SOLE      NONE      98,450
MARKEL CORP                            COM         570535104    46,466     112,116  SH         SOLE      NONE     112,116
MASTERCARD INC                        CL A         57636Q104    40,079     159,220  SH         SOLE      NONE     159,220
MIDDLEBURG FINANCIAL CORP              COM         596094102     2,290     129,040  SH         SOLE      NONE     129,040
NUSTAR GP HOLDINGS LLC           UNIT RESTG LLC    67059L102       496      13,620  SH         SOLE      NONE      13,620
O REILLY AUTOMOTIVE INC NEW            COM         67103H107    28,980     504,345  SH         SOLE      NONE     504,345
OPTIONSXPRESS HLDGS INC                COM         684010101    11,527     630,853  SH         SOLE      NONE     630,853
PENN NATL GAMING INC                   COM         707569109    10,695     288,596  SH         SOLE      NONE     288,596
ROSS STORES INC                        COM         778296103    44,975     632,385  SH         SOLE      NONE     632,385
PRICE T ROWE GROUP INC                 COM         74144T108     5,869      88,364  SH         SOLE      NONE      88,364
TD AMERITRADE HLDG CORP                COM         87236Y108     8,348     400,000  SH         SOLE      NONE     400,000
TECHNE CORP                            COM         878377100     3,579      50,000  SH         SOLE      NONE      50,000
TJX COS INC NEW                        COM         872540109    12,223     245,780  SH         SOLE      NONE     245,780
TRADESTATION GROUP INC                 COM         89267P105     1,262     179,574  SH         SOLE      NONE     179,574
WHITE RIVER CAPITAL INC                COM         96445P105     1,604      93,273  SH         SOLE      NONE      93,273
WMS INDS INC                           COM         929297109     7,070     200,000  SH         SOLE      NONE     200,000